ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jul. 15, 2014
Date of Incorporation	Mar. 03, 2014	Mar. 03, 2014
State of Incorporation	Nevada	Nevada
Common stock outstanding shares	33,495,470	32,646,635	27,753,365
Jin-En Group International Holding Company [Member]
Common stock outstanding shares					22,829,400
Common stock, issued shares	(620,560)				7,500,200
Common stock cancelled shares					15,000,000
Net liabilities		$ (19,000)			$ 19,000